                                 SMITH BARNEY
                              INSTITUTIONAL CASH
                             MANAGEMENT FUND, INC.

               CLASSIC SERIES  |  ANNUAL REPORT  |  MAY 31, 2002



                               [LOGO] Smith Barney
                                      Mutual Funds
                Your Serious Money. Professionally Managed./SM/

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

[PHOTO]

HEATH B. MCLENDON
Chairman



[PHOTO]

MARTIN R. HANLEY
Vice President and Investment Officer



[PHOTO]

JOSEPH P. DEANE
Vice President and Investment Officer



[PHOTO]

JULIE P. CALLAHAN
Portfolio Manager

Dear Shareholder,
We are pleased to provide the annual report for the Smith Barney Institutional Cash Management Fund, Inc. ("Fund") for the year ended May 31, 2002. In this report, we have summarized what we believe to be the prevailing economic and market conditions and outlined the investment team's portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Investment Strategy
The Cash Portfolio and Government Portfolio each seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Municipal Portfolio seeks maximum current income exempt from federal income taxes to the extent consistent with the preservation of capital and maintenance of liquidity./1/
Performance Summary

Smith Barney Institutional Cash Management Fund Yields (Class A Shares)

Portfolio                  Seven-Day Current Yield Seven-Day Effective Yield
---------                  ----------------------- -------------------------
Cash                                1.73%                    1.74%
Government                          1.61                     1.62
Municipal                           1.42                     1.43

--------
1 Certain investors may be subject to the Federal Alternative Minimum Tax
  ("AMT"), and state and local taxes may apply. Capital gains, if any, are fully taxable.


1 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report to
                                 Shareholders

Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Market and Economic Overview

At the beginning of the reporting period, the economy was in the midst of a recession. The Federal Open Market Committee ("FOMC")/2/ was still in the process of cutting the federal funds rate ("fed funds rate")/3/ in response to slow growth, both here and abroad. However, the economy began to show some signs of improvement toward the end of 2001 and the FOMC responded by changing its outlook to a "neutral" bias from a "weakness" bias in March 2002.

Although consumer confidence was shaken by a number of unfortunate developments during the period, recent economic data suggest that the economy may be in the early stages of recovery. The Gross Domestic Product ("GDP")/4/ rose an estimated 6.1% in the first quarter of 2002 after increasing only 1.7% in the final quarter of 2001, according to the U.S. Department of Commerce's Bureau of Economic Analysis. The manufacturing sector, previously in contraction, began to replenish depleted inventories. Throughout the period, consumers continued to add to this growth by spending on clothing, durable goods and autos. The housing market remained strong, as mortgage rates fell.

While we believe the recovery appears to be underway, we think it will be gradual, partly because the downside was not as severe as in past recessions. Corporations have traditionally been reluctant to invest in new plants, equipment or employees under similar economic conditions. Although profitability was beginning to recover at the end of the reporting period, we believe that companies will continue to try to squeeze additional productivity from existing workers rather than hire additional staff. This belief is supported by unemployment rate figures, which rose to 5.8% in May 2002, according to the U.S.

--------
2 The FOMC is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.
3 The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
4 GDP is a market value of goods and services produced by labor and property in a given country.


2 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report to
                                 Shareholders

Department of Labor's Bureau of Labor Statistics. We believe the FOMC will wait until the economy is much more stable before raising short-term interest rates.

Cash and Government Portfolio Update and Outlook

Debt rating downgrades from the various rating agencies negatively affected the liquidity of many issuers during the period, particularly those in the telecommunications and automotive industries. Corporate commercial paper issuance has generally contracted as firms have reduced their reliance on short-term funding and alternatively locked in relatively cheaper long-term financing.

The short-term yield curve/5/ acquired a more normal positive slope, taking into account the prospect of higher future rates. Nevertheless, we do not expect the FOMC to take action until the third quarter of 2002 or later.

In the Cash Portfolio and Government Portfolio, we plan to maintain average maturities of 60 and 40 days, respectively. These average maturities are neutral to slightly bullish, a position we expect to maintain until we see more concrete evidence that a recovery is sustainable.

Municipal Portfolio Update and Outlook

During 2001, the FOMC lowered short-term rates eleven times in an effort to boost an ailing economy. In March of 2002, the FOMC moved from a "weakness" bias to a "neutral" one. It maintained this neutral bias in June, suggesting to us that the economy is stabilizing and is in the early stages of recovery.

Assets in the Municipal Portfolio increased during the period as investors looked for alternatives to the volatile stock market. This asset growth, coupled with the FOMC's short-term interest rate reductions throughout 2001, pushed up prices and caused the Portfolio's yield to decline considerably during the period.

Weakened state economies have led to lower tax revenues, increases in unemployment rates as well as large projected deficits for the upcoming fiscal year. In fiscal year 2003, states face the challenge of adjusting their spending in order to continue to have balanced budgets. We will look to focus on states with strong fiscal management and budget reserves that will help them through these difficult times.

--------
5 The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.


3 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report to
                                 Shareholders

Going forward we will continue to be prudent with respect to credit quality and diversification, focusing on high-quality, liquid issues consisting of both variable and fixed-rate products to maximize current income. We anticipate maintaining an average maturity target of 45 to 50 days in order to take advantage of possible higher rates due to potential FOMC moves later this year as the economy strengthens.

Thank you for your investment in the Smith Barney Institutional Cash Management Fund, Inc.

Sincerely,

/s/ Heath B. McLendon
Heath B. McLendon                   /s/ Martin R. Hanley
Chairman                            Martin R. Hanley
                                    Vice President and
                                    Investment Officer

/s/ Joseph P. Deane
Joseph P. Deane                     /s/ Julie Callahan
Vice President and                  Julie P. Callahan
Investment Officer                  Portfolio Manager

June 20, 2002

The information provided in this letter represents the opinion of the managers and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 5 through 18 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of May 31, 2002 and is subject to change.



4 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS                                          MAY 31, 2002


                                   CASH PORTFOLIO
    FACE                                                    ANNUALIZED
   AMOUNT                      SECURITY                       YIELD         VALUE
-------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 65.6%
$ 70,000,000 Alliance & Leicester Building Society
              mature 6/5/02 to 9/9/02                     1.85% to 2.11% $ 69,873,667
  75,000,000 Amstel Funding Corp.
              mature 6/13/02 to 11/15/02                   1.79 to 2.05    74,734,743
  20,000,000 Amsterdam Funding Corp. matures 6/5/02            1.79        19,996,022
  40,943,000 Atlantis One Funding Corp.
              mature 6/3/02 to 6/17/02                         1.86        40,917,208
  42,453,000 Bavaria Finance Funding matures 6/10/02           1.81        42,433,790
  45,000,000 BCI Funding Corp. matures 6/10/02                 1.84        44,979,413
  50,000,000 Blue Ridge Asset Corp. matures 6/4/02             1.78        49,992,583
  50,000,000 CBA Finance Inc. matures 6/7/02                   1.85        49,984,667
  98,070,000 Den Danske Corp. mature 7/10/02 to 9/4/02     1.92 to 2.01    97,771,786
  50,000,000 Deutsche Bank Financial Inc. matures 7/8/02       1.79        49,908,271
  80,000,000 Dexia Delaware LLC mature 6/3/02 to 6/7/02    1.76 to 1.77    79,986,275
  80,000,000 Dresdner U.S. Finance Inc.
              mature 8/16/02 to 9/12/02                    1.81 to 2.09    79,589,875
  35,528,000 Eiffel Funding LLC matures 6/5/02                 1.78        35,520,973
  50,000,000 Enterprise Funding Corp. matures 6/3/02           1.79        49,995,028
  98,233,000 Fortis Funding LLC mature 6/28/02 to 8/20/02  1.80 to 1.81    97,972,943
  22,484,000 Frigate Funding Corp. matures 6/3/02              1.79        22,481,764
  26,000,000 Galaxy Funding Inc. matures 7/10/02               1.81        25,949,300
 114,896,000 Gemini Securitization Corp. matures 6/7/02    1.78 to 1.79   114,861,789
  80,000,000 General Electric Capital Corp.
              mature 8/22/02 to 9/3/02                     2.00 to 2.17    79,600,039
  51,185,000 Giro Balanced Funding Corp. matures 7/16/02       1.81        51,069,834
  50,000,000 Giro Funding U.S. Corp. matures 6/3/02            1.82        49,994,944
 100,000,000 Goldman, Sachs & Co.
              mature 7/25/02 to 3/7/03                     1.88 to 2.80    99,138,294
  80,000,000 ING U.S. Funding Corp.
              mature 8/12/02 to 9/4/02                     1.92 to 2.00    79,624,150
  50,000,000 International Lease Finance matures 7/11/02       1.81        49,900,000
  40,072,000 Ivory Funding Corp. matures 6/3/02                1.80        40,067,993
  45,600,000 Moat Funding LLC matures 6/20/02                  1.78        45,557,161
  77,395,000 Mont Blanc Capital Corp.
              mature 6/25/02 to 7/22/02                    1.80 to 1.81    77,265,143
 125,000,000 Morgan Stanley Dean Witter
              mature 6/18/02 to 7/9/02                     1.79 to 1.96   124,788,035
  41,662,000 Ness LLC matures 6/10/02                          1.80        41,643,252
  60,185,000 Nieuw Amsterdam Receivables Co.
              matures 6/20/02                                  1.80        60,127,824
  25,000,000 Paradigm Funding LLC matures 6/21/02              1.79        24,975,139
  77,300,000 Pennine Funding Corp.
              mature 6/3/02 to 9/17/02                     1.86 to 2.28    77,110,586


                      See Notes to Financial Statements.


5 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                              MAY 31, 2002


                                   CASH PORTFOLIO
    FACE                                                   ANNUALIZED
   AMOUNT                      SECURITY                      YIELD         VALUE
-------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 65.6% (continued)
$ 75,000,000 Prudential Funding Corp. matures 6/3/02         1.81%     $   74,992,458
  40,000,000 Royal Bank of Canada matures 6/27/02             1.84         39,947,133
  65,000,000 Sigma Finance Corp. mature 7/3/02 to 7/10/02 1.83 to 1.86     64,885,185
  50,000,000 Societe Generale N.A. Inc. matures 6/25/02       1.90         49,937,167
  50,000,000 Special Purpose Accounts Receivable
              mature 6/11/02 to 7/26/02                   1.79 to 1.82     49,907,097
  75,000,000 Trident Capital Finance Inc. matures 7/11/02     1.79         74,850,833
  34,000,000 Verizon Global Funding matures 7/3/02            1.80         33,945,600
  19,575,000 Westpac matures 8/13/02                          1.91         19,499,185
-------------------------------------------------------------------------------------
             TOTAL COMMERCIAL PAPER
             (Cost -- $2,355,777,149)                                   2,355,777,149
-------------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 29.4%
  60,000,000 Abbey National PLC mature 8/30/02 to 4/23/03 2.03 to 2.88     60,048,223
  45,000,000 Australia & New Zealand Bank matures 3/3/03      2.86         44,836,492
  25,000,000 Bank of Nova Scotia matures 8/1/02               2.00         24,995,806
  50,000,000 Barclays Bank matures 7/31/02                    1.70         50,000,826
  50,000,000 BNP Paribas Finance matures 7/31/02              1.70         50,000,826
 101,800,000 Canadian Imperial Bank
              mature 7/31/02 to 12/30/02                  1.70 to 2.24    101,878,717
  75,000,000 Credit Agricole Indosuez
              mature 8/30/02 to 4/21/03                   2.03 to 2.88     75,022,341
  75,000,000 Deutsche Bank matures 12/31/02                   2.42         75,004,360
  50,000,000 Hessische Landesbank matures 9/12/02             2.00         50,001,416
  50,000,000 Lloyds Bank PLC matures 12/30/02                 2.29         50,002,890
  50,000,000 National American Bank Ltd. matures 12/23/02     2.07         50,002,813
  25,000,000 Rabo Bank matures 3/7/03                         2.72         24,929,260
 100,000,000 Royal Bank of Canada
              mature 7/29/02 to 11/12/02                  1.90 to 2.00     99,990,224
  25,000,000 Royal Bank of Scotland PLC matures 12/19/02      2.50         25,001,370
  50,000,000 Societe Generale matures 12/20/02                2.06         50,005,544
  50,000,000 Svenska Handelsbanken matures 7/26/02            1.81         50,000,761
  75,000,000 Toronto Dominion matures 6/28/02                 1.87         75,002,790
 100,000,000 UBS AG Stanford mature 7/29/02 to 10/29/02   1.90 to 2.13    100,003,940
-------------------------------------------------------------------------------------
             TOTAL FOREIGN CERTIFICATES OF DEPOSIT
             (Cost -- $1,056,728,599)                                   1,056,728,599
-------------------------------------------------------------------------------------
TIME DEPOSITS -- 5.0%
 156,426,000 Chase Manhattan Bank matures 6/3/02              1.81        156,426,000
  25,000,000 Credit Agricole Indosuez matures 6/3/02          1.78         25,000,000
-------------------------------------------------------------------------------------
             TOTAL TIME DEPOSITS
             (Cost -- $181,426,000)                                       181,426,000
-------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100%
             (Cost -- $3,593,931,748*)                                 $3,593,931,748
-------------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.


6 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                              MAY 31, 2002


                              GOVERNMENT PORTFOLIO
     FACE                                                 ANNUALIZED
    AMOUNT                  SECURITY                        YIELD            VALUE
 -------------------------------------------------------------------------------------
 U.S. AGENCIES AND INSTRUMENTALITIES -- 89.2%
 $ 88,554,000 Federal Farm Credit Bank
               mature 6/5/02 to 7/12/02                 1.71% to 1.85%    $ 88,468,447
   98,232,000 Federal Home Loan Bank
               mature 6/7/02 to 9/4/02                   1.71 to 2.03       98,042,664
  165,029,000 Federal Home Loan Mortgage Corp.
               mature 6/18/02 to 1/10/03                 1.70 to 2.50      164,458,933
  153,271,000 Federal National Mortgage Association
               mature 6/3/02 to 3/7/03                   1.70 to 2.78      152,892,613
 ------------------------------------------------------------------------------------
              TOTAL U.S. AGENCIES AND
              INSTRUMENTALITIES (Cost -- $503,862,657)                     503,862,657
 ------------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 10.8%
   60,692,000 Morgan Guaranty, 1.70% due 6/3/02; Proceeds at maturity --
               $60,700,598; (Fully collateralized by U.S. Treasury Notes,
               6.38% due 8/15/02; Market value -- $62,513,089)
               (Cost -- $60,692,000)                                        60,692,000
 ------------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100%
              (Cost -- $564,554,657*)                                     $564,554,657
 ------------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.


7 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                              MAY 31, 2002


                                      MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                           SECURITY                               VALUE
------------------------------------------------------------------------------------------------
Alabama -- 1.9%
$ 3,000,000 A-1+      Birmingham AL Apartment Authority Revenue Municipal
                       Security Trust Series SGA 47 MBIA-Insured 1.49% VRDO         $  3,000,000
  7,000,000 A-1+      Huntsville AL (Carlton Cove Project) Series D 1.43% VRDO         7,000,000
  6,855,000 AAA       Jefferson County AL Warrants Series A AMBAC-Insured
                       3.65% due 4/1/03                                                6,961,851
 10,000,000 A-1+      Montgomery AL Solid Waste General Electric
                       1.65% due 8/9/02                                               10,000,000
------------------------------------------------------------------------------------------------
                                                                                      26,961,851
------------------------------------------------------------------------------------------------
Arizona -- 3.3%
  8,800,000 VMIG 1*   Arizona Health Facilities Authority Arizona Healthcare Pooled
                       Finance Series A 1.90% VRDO                                     8,800,000
 12,000,000 A-1+      Coconino County AZ PCR Arizona Public Service Co. (Navajo
                       Project) Series A 1.45% VRDO                                   12,000,000
 12,500,000 A-1+      Phoenix AZ Civic Improvement Water System BAN Series A
                       1.30% due 6/20/02                                              12,500,000
                      Pima County AZ IDR:
  9,000,000 A-1+        Lease Purchase 1.75% VRDO                                      9,000,000
  4,500,000 A-1+        Tuscon Electric Power 1.40% VRDO                               4,500,000
------------------------------------------------------------------------------------------------
                                                                                      46,800,000
------------------------------------------------------------------------------------------------
California -- 0.9%
 13,495,000 SP-1+     Los Angeles County CA GO TRAN 3.75% due 6/28/02                 13,506,376
------------------------------------------------------------------------------------------------
Colorado -- 2.1%
  5,000,000 VMIG 1*   Arapahoe County CO Excelsior Youth Center 1.45% VRDO             5,000,000
  4,300,000 A-1+      Arvada CO Water FSA-Insured 1.70% VRDO                           4,300,000
 15,000,000 SP-1+     Colorado State General Fund TRAN Series 2001B
                       3.25% due 6/28/02                                              15,012,369
  5,000,000 A-1+      Denver West Metropolitan District CO GO Series A
                       1.73% VRDO                                                      5,000,000
------------------------------------------------------------------------------------------------
                                                                                      29,312,369
------------------------------------------------------------------------------------------------
District of Columbia -- 1.9%
                      District of Columbia GO:
  1,005,000 NR          Series A ETM 5.63% due 6/1/02                                  1,005,000
     35,000 A-1+        Series B FSA-Insured 1.45% VRDO                                   35,000
                      District of Columbia Revenue:
  3,785,000 NR          National Museum of Women Arts 1.50% VRDO                       3,785,000
  9,670,000 A-1         Trinity College 1.49% VRDO                                     9,670,000
  5,000,000 A-1+      District of Columbia Water and Sewer Authority Series A
                       1.65% due 6/27/02                                               5,000,000
  6,980,000 A-1+      Macon Trust Pooled Certificate Series 98A PART
                       MBIA-Insured 1.65% VRDO                                         6,980,000
------------------------------------------------------------------------------------------------
                                                                                      26,475,000
------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


8 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                              MAY 31, 2002


                                      MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                           SECURITY                              VALUE
-----------------------------------------------------------------------------------------------
Florida -- 9.6%
$ 4,300,000 AAA       Bay County FL Resource Recovery Series B MBIA-Insured
                       6.60% due 7/1/02                                            $  4,402,698
 14,075,000 A-1       Broward County FL School Board MSTC Series 9033
                       Class A FSA-Insured 1.38% VRDO                                14,075,000
  2,150,000 AA        Collier County FL IDR (Community School of Naples Project)
                       1.50% VRDO                                                     2,150,000
  9,990,000 AAA       Florida Board of Education MSTC Series 2000-9007 PART
                       Class A FGIC-Insured 1.57% VRDO                                9,990,000
                      Florida Local Government Community Pooled
                       Program A TECP:
  3,332,000 A-1          1.75% due 6/10/02                                            3,332,000
  8,650,000 A-1          1.45% due 8/8/02                                             8,650,000
  1,500,000 A-1          1.55% due 9/10/02                                            1,500,000
  7,319,000 A-1          1.60% due 11/22/02                                           7,319,000
  5,220,000 AAA       Florida State Municipal Power Agency (Stanton II Project)
                       6.00% due 10/1/02                                              5,404,488
 10,795,000 VMIG 1*   Gulf Breeze FL Healthcare Facilites Revenue (Heritage
                       Healthcare Project) 1.55% VRDO                                10,795,000
  1,000,000 VMIG 1*   Hillsborough County FL Capital Improvement Program
                       Series 222 FGIC-Insured 1.48% VRDO                             1,000,000
 11,930,000 A-1       Hillsborough FL School District MSTC Series 9032
                       AMBAC-Insured 1.57% VRDO                                      11,930,000
  5,180,000 AAA       Lakeland FL Electric and Water Revenue First Lein Series B
                       6.30% due 10/1/02                                              5,263,461
  9,500,000 NR        Lee County FL IDA Health Care Facilities (Hope Hospice
                       Project) 1.45% VRDO                                            9,500,000
  5,635,000 Aa3*      Miami FL Health Facilities Authority (Jewish Home & Hospital
                       Aged Project) 1.45% VRDO                                       5,635,000
  3,960,000 NR        Miami-Dade County FL IDA (Gulliver School Project)
                       1.50% VRDO                                                     3,960,000
                      Orange County FL Health Facilities:
  7,700,000 A-1         Adventist Health System 1.40% VRDO                            7,700,000
  3,810,000 A-1+        PART 738 1.47% VRDO                                           3,810,000
  5,000,000 A-1+        Series 85 1.60% due 7/23/02                                   5,000,000
  3,775,000 VMIG 1*     SHCC Services Inc. Project 1.40% VRDO                         3,775,000
  5,000,000 NR        Palm Beach County FL EFA (Lynn University Project)
                       1.45% VRDO                                                     5,000,000
  2,200,000 VMIG 1*   Pasco County FL HFA MFH Carlton Arms Magnolia
                       1.72% VRDO                                                     2,200,000
  5,000,000 A-1+      Pinellas County FL IDR (YMCA Suncoast Project)
                       1.45% VRDO                                                     5,000,000
-----------------------------------------------------------------------------------------------
                                                                                    137,391,647
-----------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


9 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                              MAY 31, 2002


                                        MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                             SECURITY                                 VALUE
----------------------------------------------------------------------------------------------------
Georgia -- 3.5%
$15,685,000 VMIG 1*   Atlanta GA Clark University Series A 1.45% VRDO                   $ 15,685,000
  2,850,000 A-1       Bibb County GA Development Authority Tattnall Square
                       Academy 1.45% VRDO                                                  2,850,000
  1,100,000 Aa2*      De Kalb County GA Development Authority (Arbor Montessori
                       School Project) 1.45% VRDO                                          1,100,000
  2,800,000 VMIG 1*   Douglas County GA (Sheltering Arms Project) 1.45% VRDO               2,800,000
                      Fulton County GA Development Authority:
  5,000,000 VMIG 1*     Lovett School Project 1.45% VRDO                                   5,000,000
 10,000,000 VMIG 1*     Robert W Woodruff Arts Center 1.40% VRDO                          10,000,000
  8,350,000 MIG 1*    Georgia State Road & Thruway Authority BAN
                       2.75% due 11/20/02                                                  8,350,000
  1,180,000 A-1+      Metropolitan Altanta Rapid Transportation Authority Sales Tax
                       Revenue Series PA 528 PART MBIA-Insured 1.52% VRDO                  1,180,000
  2,630,000 A-1       Whitfield County GA Royal Oaks Senior Living Community
                       1.45% VRDO                                                          2,630,000
----------------------------------------------------------------------------------------------------
                                                                                          49,595,000
----------------------------------------------------------------------------------------------------
Idaho -- 0.6%
  9,000,000 SP-1+     Idaho State GO TAN 3.75% due 6/28/02                                 9,007,458
----------------------------------------------------------------------------------------------------
Illinois -- 10.9%
  2,600,000 A-1+      Chicago IL Tax Increment Senior Lien North-A 1.50% VRDO              2,600,000
  3,200,000 VMIG 1*   Chicago IL Water Munitops Series 1998 PART FGIC-Insured
                       1.47% VRDO                                                          3,200,000
 10,000,000 A-1+      Cook County IL Capital Improvement Series B 1.58% VRDO              10,000,000
  3,500,500 VMIG 1*   Cook County IL Series 458 PART FGIC-Insured 1.48% VRDO               3,500,500
  1,110,000 AAA       Des Plaines IL Hospital Facilities (Holy Family Hospital Project)
                       10.75% due 7/1/02                                                   1,116,929
                      Illinois DFA:
                        Local Government Program AMBAC-Insured:
 13,000,000 VMIG 1*      Series A 1.90% VRDO                                              13,000,000
 11,000,000 VMIG 1*      Series B 1.90% VRDO                                              11,000,000
  4,500,000 A-1+        Oak Park Residence Corp. Project 1.40% VRDO                        4,500,000
  5,545,000 A-1+        Webster Wayne Shopping Center 1.40% VRDO                           5,545,000
  4,000,000 VMIG 1*   Illinois EFA Cultural Pool 1.40% VRDO                                4,000,000
                      Illinois Health Facilities Authority:
  1,600,000 A-1+        Franciscan Eldercare Service 1.40% VRDO                            1,600,000
  9,500,000 A-1         Little Co. of Mary Hospital 1.52% VRDO                             9,500,000
 16,800,000 A-1+        Lutheran St. Ministries Series B 1.40% VRDO                       16,800,000
  1,800,000 A-1+        Northwest Community Hospital Series B 1.70% VRDO                   1,800,000
  8,800,000 VMIG 1*     Pekin Memorial Hospital Series 97 1.52% VRDO                       8,800,000
  9,600,000 VMIG 1*     Pekin Series B MBIA-Insured 1.52% VRDO                             9,600,000
  7,635,000 VMIG 1*     Riverside Health Systems MBIA-Insured 1.52% VRDO                   7,635,000
  9,985,000 A-1+      Illinois State GO PART PT 378 FGIC-Insured
                       1.55% due 8/22/02                                                   9,985,000


                      See Notes to Financial Statements.


 10 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report
                                to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                              MAY 31, 2002


                                      MUNICIPAL PORTFOLIO
   FACE
  AMOUNT   RATING(a)                           SECURITY                               VALUE
-----------------------------------------------------------------------------------------------
Illinois -- 10.9% (continued)
                     Illinois State Toll Highway Authority:
$2,750,000 AAA         6.38% due 1/1/03                                            $  2,880,513
 6,700,000 A-1         MSTC PART FSA-Insured 1.49% VRDO                               6,700,000
 7,635,000 A-1       Marion IL Special Service Area No. 2 1.45% VRDO                  7,635,000
                     Metropolitan Pier & Exposition Authority IL State
                      Tax Revenue:
 2,305,000 AAA          ETM AMBAC-Insured 5.75% due 6/15/02                           2,308,867
 7,100,000 A-1          MSTC Series 2024 PART FGIC-Insured 1.57% VRDO                 7,100,000
 4,400,000 A-1+      Tinley Park IL MFH Edgewater Walk IIIA & IIIB 1.40% VRDO         4,400,000
-----------------------------------------------------------------------------------------------
                                                                                    155,206,809
-----------------------------------------------------------------------------------------------
Indiana -- 2.0%
 9,000,000 SP-1+     Indiana Bond Bank Advanced Funding Program Series A-2
                      2.25% due 1/22/03                                               9,034,257
   960,000 VMIG 1*   Richmond IN EDA IDR Beverly Enterprises 1.65% VRDO                 960,000
18,200,000 A-1+      Vernon IN PCR Solid Waste Disposal (General Electric Project)
                      Series A TECP 1.35% due 7/9/02                                 18,200,000
-----------------------------------------------------------------------------------------------
                                                                                     28,194,257
-----------------------------------------------------------------------------------------------
Iowa -- 3.2%
12,100,000 A-1+      Iowa Finance Authority Hospital Facilities Iowa Health System
                      Series B AMBAC-Insured 1.45% VRDO                              12,100,000
10,000,000 SP-1+     Iowa State School Cash Anticipation Program Series A
                      FSA-Insured 3.75% due 6/21/02                                  10,005,868
20,000,000 SP-1+     Iowa State TRAN Series 2001 3.00% due 6/27/02                   20,016,262
 4,125,000 NR+       Mason City IA IDR (Supervalue Income Project) 1.50% VRDO         4,125,000
-----------------------------------------------------------------------------------------------
                                                                                     46,247,130
-----------------------------------------------------------------------------------------------
Kentucky -- 2.9%
 6,400,000 A-1+      Campbell & Kenton County KY Sanitation District MSTC
                      Series A130 PART FSA-Insured 1.49% VRDO                         6,400,000
                     Hancock County IDR (Southwire Co. Project):
17,285,000 NR+         Series A 1.65% VRDO                                           17,285,000
 1,000,000 NR+         Series B 1.65% VRDO                                            1,000,000
10,000,000 SP-1+     Kentucky Association of Counties Advance Cash Flow
                      Borrowing TAN 3.50% due 6/28/02                                10,006,125
 7,000,000 A-1       Kentucky State Property & Buildings MSTC Series 9027 PART
                      FSA-Insured 1.57% VRDO                                          7,000,000
-----------------------------------------------------------------------------------------------
                                                                                     41,691,125
-----------------------------------------------------------------------------------------------
Louisiana -- 1.4%
 5,650,000 A-1+      Caddo Parish LA IDR (Atlas Project) Series B 1.50% VRDO          5,650,000
12,700,000 A-1+      New Orleans LA Aviation Board Revenue Series B
                      MBIA-Insured 1.45% VRDO                                        12,700,000


                      See Notes to Financial Statements.


 11 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report
                                to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                              MAY 31, 2002


                                     MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                          SECURITY                              VALUE
---------------------------------------------------------------------------------------------
Louisiana -- 1.4% (continued)
$ 1,800,000 A-1+      St. Charles Parish LA PCR (Shell Oil Co. Project)
                       1.45% VRDO                                                 $ 1,800,000
---------------------------------------------------------------------------------------------
                                                                                   20,150,000
---------------------------------------------------------------------------------------------
Massachusetts -- 2.3%
  7,880,000 MIG 1*    Masconomet MA Regional School District BAN
                       2.25% due 6/14/02                                            7,881,559
                      Massachusetts Municipal Wholesale Electric Co. Power Supply
                       System Revenue:
  7,175,000 BBB+         Series B 6.63% due 7/1/02                                  7,346,264
  5,000,000 AAA          Series C MBIA-Insured 6.63% due 7/1/02                     5,119,131
    800,000 A-1+      Massachusetts State GO Central Artery Series A
                       1.65% VRDO                                                     800,000
 11,110,000 SP-1+     Norwell MA BAN 2.75% due 2/21/03                             11,198,682
  1,000,000 AAA       Plymouth County MA COP Series A (Pre-Refunded --
                       Escrowed with U.S. government securities to 10/1/02
                       Call @102) 7.00% due 4/1/22                                  1,038,382
---------------------------------------------------------------------------------------------
                                                                                   33,384,018
---------------------------------------------------------------------------------------------
Michigan -- 2.0%
  7,500,000 VMIG 1*   Detroit MI Downtown Development Authority (Millender
                       Center Project) 1.40% VRDO                                   7,500,000
  5,000,000 VMIG 1*   Detroit MI Sewer MERLOT Series I PART FGIC-Insured
                       1.50% VRDO                                                   5,000,000
                      Michigan State Municipal Bond Authority:
  6,000,000 SP-1+       Series B-2 3.50% due 7/1/02                                 6,004,080
    710,000 SP-1+       Series D 3.50% due 8/22/02                                    711,320
  5,050,000 A-1       Saline MI EDA (Evangelical Homes Project) 1.45% VRDO          5,050,000
  4,500,000 AAA       Western Michigan University Revenue ETM FGIC-Insured
                       6.25% due 11/15/02                                           4,679,688
---------------------------------------------------------------------------------------------
                                                                                   28,945,088
---------------------------------------------------------------------------------------------
Minnesota -- 0.2%
  3,000,000 A-1       Minneapolis MN Seed Academy Harvest School 1.55% VRDO         3,000,000
---------------------------------------------------------------------------------------------
Missouri -- 2.0%
  6,500,000 A-1+      Boone County MO IDA Retirement Center (Terrace Apartments
                       Project) 1.62% VRDO                                          6,500,000
  3,260,000 VMIG 1*   Kansas City MO IDA MFH (Gatehouse Apartments Project)
                       1.40% VRDO                                                   3,260,000
                      Missouri State HEFA:
  6,575,000 VMIG 1*     Deaconess Long Term Care Series B 1.52% VRDO                6,575,000
  3,300,000 A-1+        Stowers Institute Medical Reserch MBIA-Insured
                         1.35% VRDO                                                 3,300,000


                      See Notes to Financial Statements.


 12 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report
                                to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                              MAY 31, 2002


                                      MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                           SECURITY                              VALUE
-----------------------------------------------------------------------------------------------
Missouri -- 2.0% (continued)
$ 5,615,000 A-1+      St. Louis County MO IDA Friendship Village South Series B
                       1.62% VRDO                                                  $  5,615,000
  4,000,000 NR        Versailles MO IDA (Gates Rubber Co. Project) 1.50% VRDO         4,000,000
-----------------------------------------------------------------------------------------------
                                                                                     29,250,000
-----------------------------------------------------------------------------------------------
Montana -- 0.0%
    500,000 VMIG 1*   Missoula MT IDR (Washington Corp. Project) 1.66% VRDO             500,000
-----------------------------------------------------------------------------------------------
National -- 1.5%
 19,560,000 VMIG 1*   Clipper Tax Exempt Trust Certificate Partnership Series A
                       PART FSA-Insured 1.65% VRDO                                   19,560,000
  1,730,000 A-1+      Puttable Floating OptionTax-Exempt Receipts Series P-12 PART
                       1.65% VRDO                                                     1,730,000
-----------------------------------------------------------------------------------------------
                                                                                     21,290,000
-----------------------------------------------------------------------------------------------
Nevada -- 1.4%
                      Clark County NV School District GO FGIC-Insured:
  6,775,000 AAA         6.00% due 6/15/02                                             6,787,022
  1,000,000 AAA         Series B 5.00% due 6/15/02                                    1,001,389
 11,500,000 A-1+      Henderson NV MFH Pueblo II Series B 1.60% VRDO                 11,500,000
-----------------------------------------------------------------------------------------------
                                                                                     19,288,411
-----------------------------------------------------------------------------------------------
New Jersey -- 2.1%
  4,985,000 A-1+      New Jersey EDA PA 828 PART AMBAC-Insured
                       1.95% due 5/8/03                                               4,985,000
  1,000,000 Aa1*      New Jersey Sports & Exposition 8.30% due 1/1/03                 1,038,080
                      New Jersey State GO:
  1,425,000 AA          6.00% due 8/1/02                                              1,439,559
 10,000,000 SP-1+       Series C TRAN 3.00% due 6/14/02                              10,003,516
                      New Jersey State Turnpike Authority PART MBIA-Insured:
  4,995,000 A-1+        PA 667 1.45% due 8/8/02                                       4,995,000
  4,995,000 A-1+        PA 668 1.45% due 8/8/02                                       4,995,000
  2,495,000 A-1+      New Jersey Transportation Trust Fund PA 957 PART
                       MBIA-Insured 1.85% due 1/2/03                                  2,495,000
-----------------------------------------------------------------------------------------------
                                                                                     29,951,155
-----------------------------------------------------------------------------------------------
New Mexico -- 2.1%
 10,000,000 VMIG 1*   New Mexico Hospital Equipment Pooled Loan Program
                       Series A 1.90% VRDO                                           10,000,000
 20,000,000 SP-1+     New Mexico TRAN 3.00% due 6/28/02                              20,022,266
-----------------------------------------------------------------------------------------------
                                                                                     30,022,266
-----------------------------------------------------------------------------------------------
New York -- 0.4%
  5,000,000 VMIG 1*   Triborough Bridge & Tunnel Authority NY Floating Rate
                       Trust Series N15 1.60% due 8/6/02                              5,000,000
-----------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


 13 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report
                                to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                              MAY 31, 2002


                                    MUNICIPAL PORTFOLIO
   FACE
  AMOUNT   RATING(a)                          SECURITY                             VALUE
--------------------------------------------------------------------------------------------
North Carolina -- 1.2%
$2,100,000 NR        Ashe County NC PCFA (Gates Rubber Co. Project)
                      1.50% VRDO                                                $  2,100,000
 3,100,000 Aa2*      Brunswick County NC PCR (Wood Industries Inc. Project)
                      1.60% VRDO                                                   3,100,000
 2,500,000 NR        North Carolina Capital Facilities Finance Agency (Goodwill
                      Community Foundation Project) 1.60% VRDO                     2,500,000
 7,560,000 NR+       North Carolina EFA Providence Day School 1.45% VRDO           7,560,000
 1,590,000 A-1+      North Carolina Medical Care Adult Community Services
                      1.40% VRDO                                                   1,590,000
--------------------------------------------------------------------------------------------
                                                                                  16,850,000
--------------------------------------------------------------------------------------------
Ohio -- 3.0%
15,980,000 A-1+      Cuyahoga County OH Hospital Authority Cleveland Clinic
                      Foundation 1.45% VRDO                                       15,980,000
 5,000,000 VMIG 1*   Hamilton County OH Childrens Hospital Medical Center
                      1.28% VRDO                                                   5,000,000
 5,000,000 A-1+      Ohio Higher Education Facility Case Western University
                      TECP 1.35% due 6/12/02                                       5,000,000
16,940,000 A-1+      Ohio State University General Receipts FSA-Insured
                      1.40% VRDO                                                  16,940,000
--------------------------------------------------------------------------------------------
                                                                                  42,920,000
--------------------------------------------------------------------------------------------
Oklahoma -- 2.7%
                     Oklahoma Water Reserve Board State Loan Program:
13,560,000 A-1+        1.40% due 9/2/02                                           13,560,000
20,000,000 A-1+        2.53% due 10/1/02                                          20,000,000
 4,275,000 AAA       Tulsa OK IDA Capital Improvements AMBAC-Insured
                      3.00% due 7/1/02                                             4,279,537
--------------------------------------------------------------------------------------------
                                                                                  37,839,537
--------------------------------------------------------------------------------------------
Oregon -- 0.2%
 3,355,000 MIG 1*    Oregon State Housing & Community Services Department
                      SFM Series M 2.55% due 9/12/02                               3,355,000
--------------------------------------------------------------------------------------------
Pennsylvania -- 4.1%
                     Dauphin County PA General Authority:
 4,300,000 VMIG 1*     Pooled Financing Program Series II AMBAC-Insured
                        1.50% VRDO                                                 4,300,000
 7,500,000 AAA         School District MBIA-Insured 1.50% VRDO                     7,500,000
 2,400,000 A-1       Emmaus PA General Authority FSA-Insured 1.40% VRDO            2,400,000
 1,955,000 A-1       Gettysburg PA IDA (Brethren Home Community Project)
                      Series A 1.40% VRDO                                          1,955,000
 3,600,000 A-1       Harrisburg PA Authority 1.45% VRDO                            3,600,000


                      See Notes to Financial Statements.


 14 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report
                                to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                              MAY 31, 2002


                                    MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                         SECURITY                              VALUE
---------------------------------------------------------------------------------------------
Pennsylvania -- 4.1% (continued)
$18,000,000 A-1       New Garden PA General Authority Pooled Financing Program
                       Series I AMBAC-Insured 1.50% VRDO                         $ 18,000,000
  6,000,000 A-1       Pennsylvania State GO MSTC Series 2000-110 PART
                       1.60% VRDO                                                   6,000,000
  4,125,000 A-1       Philadelphia PA Hospital & Higher Education Temple
                       East Inc. Series B 1.45% VRDO                                4,125,000
 10,800,000 A-1       York County PA Pooled Financing Series 96-B
                       AMBAC-Insured 1.40% VRDO                                    10,800,000
--------------------------------------------------------------------------------------------
                                                                                   58,680,000
--------------------------------------------------------------------------------------------
Rhode Island -- 0.9%
                      Rhode Island Health & Education Building Corp.:
    510,000 A-1         Providence County Day School 1.45% VRDO                       510,000
  3,500,000 A-1         St. Andrews School 1.65% VRDO                               3,500,000
  8,780,000 A-1       Rhode Island State Economic Development Corp. McCoy
                       Stadium Issue 1.40% VRDO                                     8,780,000
--------------------------------------------------------------------------------------------
                                                                                   12,790,000
--------------------------------------------------------------------------------------------
South Carolina -- 1.5%
                      South Carolina Jobs EDA:
  3,250,000 A-1+        Family YMCA Florence Project 1.45% VRDO                     3,250,000
  1,100,000 NR+         Pickens County YMCA Project 1.50% VRDO                      1,100,000
                      South Carolina Public Service Authority:
  3,000,000 VMIG 1*     MERLOT Series L PART MBIA-Insured 1.50% VRDO                3,000,000
  7,000,000 AAA         Santee Cooper Series D AMBAC-Insured
                         6.50% due 7/1/02                                           7,161,243
  4,800,000 A-1+      South Carolina State Housing Finance & Development
                       Authority East Ridge 1.45% VRDO                              4,800,000
  2,400,000 NR+       Sumter County SC IDR Bendix Corp. 1.75% VRDO                  2,400,000
--------------------------------------------------------------------------------------------
                                                                                   21,711,243
--------------------------------------------------------------------------------------------
South Dakota -- 0.5%
  3,700,000 A-1+      South Dakota State HEFA University Sioux Falls 1.40% VRDO     3,700,000
  3,600,000 NR+       Watertown SD IDR Super Value Inc. 1.50% VRDO                  3,600,000
--------------------------------------------------------------------------------------------
                                                                                    7,300,000
--------------------------------------------------------------------------------------------
Tennessee -- 4.4%
    955,000 AA        Chattanooga TN GO 6.00% due 8/1/02                              981,237
                      Metropolitan Government Nashville & Davidson County
                       TN HEFA:
  5,625,000 A-1+          Adventist Health System Series A 1.40% VRDO               5,625,000
  1,900,000 A-1+          County Music Hall of Fame 1.40% VRDO                      1,900,000
  2,250,000 A-1+          Vanderbilt University Series A TECP 1.65% due 1/15/03     2,250,000
 10,000,000 VMIG 1*   Montgomery County TN Public Building Authority
                       Pooled Finance Loan 1.45% VRDO                              10,000,000
  2,600,000 NR+       Roane County IDB IDR (Great Lakes Carbon Corp.)
                       1.60% VRDO                                                   2,600,000


                      See Notes to Financial Statements.


 15 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report
                                to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                              MAY 31, 2002


                                   MUNICIPAL PORTFOLIO
   FACE
  AMOUNT   RATING(a)                         SECURITY                             VALUE
------------------------------------------------------------------------------------------
Tennessee -- 4.4% (continued)
                     Sevier County Public Building Authority (Local Government
                       Public Improvement) AMBAC-Insured:
$3,300,000 NR+          Series B-1 1.40% VRDO                                  $ 3,300,000
 2,700,000 VMIG 1*      Series E-2 1.70% VRDO                                    2,700,000
 1,450,000 VMIG 1*      Series E-6 1.40% VRDO                                    1,450,000
                     Shelby County TN:
10,000,000 A-1+        Baptist Memorial TECP 1.70% due 6/4/02                   10,000,000
 9,945,000 NR          Health & Education (Kirby Parkway Apartments)
                        1.45% VRDO                                               9,945,000
10,100,000 SP-1+       Series A TAN 1.50% VRDO                                  10,100,000
 2,000,000 AA        Tennessee State GO Series A ETM 5.50% due 7/1/02            2,036,631
------------------------------------------------------------------------------------------
                                                                                62,887,868
------------------------------------------------------------------------------------------
Texas -- 16.5%
                     Austin TX Waste Water:
11,800,000 A-1         MSTC Series 9009 PART FSA-Insured 1.57% VRDO             11,800,000
 6,630,000 VMIG 1*     Munitops Series 2000-10 PART MBIA-Insured
                        1.47% VRDO                                               6,630,000
10,000,000 VMIG 1*   Comal TX ISD Munitops Series 1999 PART PSFG
                      1.47% VRDO                                                10,000,000
20,000,000 A-1+      Corpus Christi TX Utility System Series A TECP
                      1.70% due 9/25/02                                         20,000,000
 1,825,000 AAA       Dallas Texas ISD PSFG 5.30% due 8/15/02                     1,839,447
                     Grand Prairie TX:
   300,000 A-1+        HFA MFH Lincoln Property Co. 1.45% VRDO                     300,000
 4,485,000 A-1+        ISD 2.75% due 8/1/02                                      4,485,000
 9,990,000 VMIG 1*     ISD Munitops Series 2000-20 PART PSFG
                        1.60% due 11/6/02                                        9,990,000
 3,000,000 AAA       Gulf Coast Waste Disposal Authority TX PCR BP Amoco Oil
                      1.80% due 7/15/02                                          3,001,262
                     Harris County TX GO:
11,400,000 A-1         Series D 1.50% due 6/7/02                                11,400,000
                       Toll Road:
 1,500,000 AAA          ETM 6.50% due 8/15/02                                    1,545,573
                        Series E TECP:
 2,500,000 A-1           1.30% due 8/7/02                                        2,500,000
 4,100,000 A-1           1.35% due 8/7/02                                        4,100,000
 2,100,000 A-1           1.45% due 8/7/02                                        2,100,000
 1,750,000 A-1           1.65% due 8/7/02                                        1,750,000
 3,800,000 A-1           1.70% due 8/7/02                                        3,800,000
 6,300,000 A-1+      Houston TX Finance Authority Rice University TECP
                      1.50% due 6/16/02                                          6,300,000
 5,000,000 VMIG 1*   Houston TX ISD Munitops Series 2000-11 PART PSFG
                      1.53% VRDO                                                 5,000,000


                      See Notes to Financial Statements.


 16 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report
                                to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                              MAY 31, 2002


                                       MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                            SECURITY                                VALUE
--------------------------------------------------------------------------------------------------
Texas -- 16.5% (continued)
                      Houston TX GO TECP:
                        Series A:
$ 5,000,000 A-1+         1.65% due 9/19/02                                            $  5,000,000
  5,000,000 A-1+         1.75% due 9/20/02                                               5,000,000
  8,000,000 A-1+        Series B 1.65% due 9/19/02                                       8,000,000
  5,800,000 A-1+      Hunt County TX IDR (Trico Industries Project) 1.40% VRDO           5,800,000
  3,400,000 NR+       McAllen TX Health Facilities Development Corp.
                       1.75% VRDO                                                        3,400,000
  3,415,000 NR+       Metropolitan TX Higher Education Authority (University of
                       Dallas Project) 1.50% VRDO                                        3,415,000
  2,400,000 VMIG 1*   North Texas Higher Education Student Loan Series A
                       1.50% VRDO                                                        2,400,000
  9,790,000 A-1+      Plano TX ISD PSFG 1.40% due 6/18/02                                9,790,000
 11,215,000 A-1+      Round Rock TX GO ISD MSTC SGA Series 133 PART
                       1.49% VRDO                                                       11,215,000
                      San Antonio TX Electric & Gas:
  8,990,000 A-1         MSTC Series 9005 PART FSA-Insured 1.57% VRDO                     8,990,000
  2,100,000 VMIG 1*     Munitops Series 1998-22 PART MBIA-Insured
                         1.47% VRDO                                                      2,100,000
  3,570,000 A-1+      Texas A&M Board of Regents MSTC SGA 21 PART
                       AMBAC-Insured 1.49% VRDO                                          3,570,000
 26,400,000 SP-1+     Texas State TRAN Series A-L32 3.75% due 8/29/02                   26,511,567
  4,875,000 AAA       Texas Tech University Funding System Series 7
                       MBIA-Insured 3.00% due 8/15/02                                    4,890,449
 26,100,000 VMIG 1*   Tyler TX Health Facilities Development Corp. Mother Francis
                       Hospital Series B 1.52% VRDO                                     26,100,000
  3,000,000 A-1+      Yoakum County TX IDC PCR (BP Amoco Project)
                       1.80% due 11/1/02                                                 3,000,000
--------------------------------------------------------------------------------------------------
                                                                                       235,723,298
--------------------------------------------------------------------------------------------------
Utah -- 0.4%
  5,720,000 A-1       Utah County UT (Heritage School Project) Series A
                       1.45% VRDO                                                        5,720,000
--------------------------------------------------------------------------------------------------
Virginia -- 1.5%
  5,000,000 A-1       Alexandria VA IDR Institute for Defense Series B
                       AMBAC-Insured 1.49% VRDO                                          5,000,000
  2,370,000 NR        Henrico County VA IDR Hermitage Health Facilities
                       1.45% VRDO                                                        2,370,000
  6,800,000 VMIG 1*   Richmond VA IDR (SPCA Project) 1.45% VRDO                          6,800,000
  4,000,000 A-1       Upper Occoquan VA Sewer MSTC Series 159 PART
                       MBIA-Insured 1.60% VRDO                                           4,000,000
  2,500,000 AA+       Virginia College Building Authority Educational Facilities 21st
                       Century College Program 5.75% due 2/1/03                          2,566,035
--------------------------------------------------------------------------------------------------
                                                                                        20,736,035
--------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


 17 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report
                                to Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                     MAY 31, 2002


                                      MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                          SECURITY                               VALUE
------------------------------------------------------------------------------------------------
Washington -- 1.9%
$ 2,270,000 VMIG 1*   Central Puget Sound WA Regional Transit Authority PART
                       FGIC-Insured 1.55% VRDO                                    $    2,270,000
                      Washington State HEFA (Seattle Pacific University Project):
 13,600,000 VMIG 1*     Series A 1.60% VRDO                                           13,600,000
  6,800,000 VMIG 1*     Series B 1.60% VRDO                                            6,800,000
                      Washington State HFA:
    900,000 VMIG 1*     National Health Care 1.40% VRDO                                  900,000
  2,880,000 VMIG 1*     Valley View Apartments Project 1.40% VRDO                      2,880,000
------------------------------------------------------------------------------------------------
                                                                                      26,450,000
------------------------------------------------------------------------------------------------
Wisconsin -- 3.0%
  5,000,000 MIG 1*    Madison WI Metropolitan School District TRAN
                       2.50% due 6/28/02                                               5,002,757
  4,000,000 Aa1*      Milwaukee WI Metropolitan Sewer GO Series A
                       6.70% due 10/1/02                                               4,065,353
  3,000,000 A-1+      Wisconsin Housing & EDA Home Ownership Series C
                       1.40% VRDO                                                      3,000,000
 10,000,000 A-1       Wisconsin MSTC Series 1999-70 Class A PART
                       FSA-Insured 1.49% VRDO                                         10,000,000
                      Wisconsin State HEFA:
  4,400,000 A-1+        Northland College 1.40% VRDO                                   4,400,000
  2,000,000 VMIG 1*     WHA Capital Access Meriter Series A 1.60% VRDO                 2,000,000
 10,000,000 SP-1+     Wisconsin State Operating Notes 3.75% due 6/17/02               10,007,325
  4,708,000 A-1+      Wisconsin Transportation Series 97-A TECP
                       1.50% due 6/18/02                                               4,708,000
------------------------------------------------------------------------------------------------
                                                                                      43,183,435
------------------------------------------------------------------------------------------------
                      TOTAL INVESTMENTS -- 100%
                      (Cost -- $1,427,316,376**)                                  $1,427,316,376
------------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc. ("Moody's").
 + Security has not been rated by either Standard & Poor's or Moody's. However, the Board of Directors has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or an irrevocable letter of credit.
** Aggregate cost for Federal income tax purposes is substantially the same.

  See pages 19 and 20 for definitions of ratings and certain security descriptions.


                      See Notes to Financial Statements.


 18 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report
                                to Shareholders

 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

     AAA -- Bonds rated "AAA" have the highest rating assigned by
            Standard & Poor's. Capacity to pay interest and repay
            principal is extremely strong.
     AA  -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
     A   -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
     BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic
            conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to generic rating "Aa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest pay-
       ments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the
       "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

NR  -- Indicates that the bond is not rated by Moody's or Standard & Poor's.

 SHORT-TERM SECURITIES RATINGS (UNAUDITED)

    SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety charac- teristics are denoted with a plus (+) sign.
    A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation ("VRDO'') rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess
              over- whelming safety characteristics are denoted with a plus
              (+) sign.
    VMIG 1 -- Moody's highest rating for issues having a demand feature --
              VRDO.
    MIG 1  -- Moody's highest rating for short-term municipal obligations.
    P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
    F-1    -- Fitch's highest rating indicating that the degree of safety regarding timely payment is etiher overwhelming or very
              strong; those issues determined to posses overwhelming safety characteristics are denoted with a (+) sign.

 SECURITY DESCRIPTIONS (UNAUDITED)

 19 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report
                                to Shareholders

 SECURITY DESCRIPTIONS (UNAUDITED)

AMBAC --AMBAC Indemnity Corporation
BAN   --Bond Anticipation Notes
DFA   --Development Finance Authority
EDA   --Economic Development Authority
EDC   --Economic Development Corporation
EFA   --Educational Facilities Authority
ETM   --Escrowed to Maturity
FGIC  --Financial Guaranty Insurance Company
FRTC  --Floating Rate Trust Certificates
FSA   --Federal Security Assurance
GO    --General Obligation
HDA   --Housing Development Authority
HEFA  --Health and Educational Facilities Authority
HFA   --Housing Finance Authority
IDA   --Industrial Development Authority
IDB   --Industrial Development Board
IDC   --Industrial Development Corporation
IDR   --Industrial Development Revenue
ISD   --Independent School District
MBIA  --Municipal Bond Investors Assurance Corporation

MERLOT --Municipal Exempt Receipts Liquidity Optional Tender
MFH    --Multi-Family Housing
MSTC   --Municipal Security Trust Certificate
MTA    --Metropolitan Transportation Authority
PART   --Partnership Structure
PCFA   --Pollution Control Finance Authority
PCR    --Pollution Control Revenue
PFA    --Public Facilities Authority
PSFG   --Permanent School Fund Guaranteed
RAN    --Revenue Anticipation Notes
RAW    --Revenue Anticipation Warrants
STEM   --Short-Term Extendable Maturity
TAN    --Tax Anticipation Notes
TECP   --Tax-Exempt Commercial Paper
TOB    --Tender Option Bonds
TRAN   --Tax and Revenue Anticipation Notes
USD    --United School District
VHA    --Veterans Housing Authority
VRDO   --Variable-Rate Demand Obligation


 20 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report
                                to Shareholders

 STATEMENTS OF ASSETS AND LIABILITIES                  MAY 31, 2002


                                             Cash        Government     Municipal
                                           Portfolio     Portfolio      Portfolio
------------------------------------------------------------------------------------
ASSETS:
  Investments, at amortized cost         $3,593,931,748 $564,554,657 $1,427,316,376
  Cash                                              844          719        538,982
  Interest receivable                         5,402,638        2,866      8,573,496
  Other receivables                                 394       46,282            151
-----------------------------------------------------------------------------------
  Total Assets                            3,599,335,624  564,604,524  1,436,429,005
-----------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable                           5,417,901      799,847      1,756,744
  Management fees payable                       648,409       97,330        232,488
  Deferred compensation payable                   1,687          719            648
  Accrued expenses                              533,190           --            410
-----------------------------------------------------------------------------------
  Total Liabilities                           6,601,187      897,896      1,990,290
-----------------------------------------------------------------------------------
Total Net Assets                         $3,592,734,437 $563,706,628 $1,434,438,715
-----------------------------------------------------------------------------------
NET ASSETS:
  Capital stock (25,000,000,000 shares,
   authorized for each Portfolio;
   par value $0.00001 per share)         $       35,927 $      5,637 $       14,343
  Capital paid in excess of par value     3,592,698,510  563,700,991  1,434,436,897
  Accumulated net realized loss from
   security transactions                             --           --        (12,525)
-----------------------------------------------------------------------------------
Total Net Assets                         $3,592,734,437 $563,706,628 $1,434,438,715
-----------------------------------------------------------------------------------
Shares Outstanding                        3,592,734,437  563,706,628  1,434,284,854
-----------------------------------------------------------------------------------
Net Asset Value                                   $1.00        $1.00          $1.00
-----------------------------------------------------------------------------------


 21 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report
                                to Shareholders

                      See Notes to Financial Statements.

 STATEMENTS OF OPERATIONS   FOR THE YEAR ENDED MAY 31, 2002

                                                 Cash       Government   Municipal
                                               Portfolio    Portfolio    Portfolio
------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                   $128,482,430  $12,333,629  $22,225,449
------------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                     12,137,559    1,377,087    2,941,740
  Shareholder and system servicing fees           859,193       88,913      228,738
  Registration fees                               852,878       88,714      321,077
  Custody                                         171,557       35,186       63,045
  Shareholder communications                       35,245        1,116        3,832
  Audit and legal                                  32,906       22,723       13,561
  Directors' fees                                  29,248        8,441       10,445
  Other                                            22,518       19,382        1,608
------------------------------------------------------------------------------------
  Total Expenses                               14,141,104    1,641,562    3,584,046
  Less: Management fee waivers (Note 2)        (3,252,809)    (465,827)  (1,003,485)
------------------------------------------------------------------------------------
  Net Expenses                                 10,888,295    1,175,735    2,580,561
------------------------------------------------------------------------------------
Net Investment Income                         117,594,135   11,157,894   19,644,888
------------------------------------------------------------------------------------
Net Realized Gain From Security Transactions       49,261       14,324      156,736
------------------------------------------------------------------------------------
Increase in Net Assets From Operations       $117,643,396  $11,172,218  $19,801,624
------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

22 Smith Barney Institutional Cash Management Fund, Inc.  | 2002 Annual Report
                                to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                      For the Years Ended May 31,
Cash Portfolio                                                          2002              2001
-----------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $    117,594,135  $    229,749,551
  Net realized gain                                                         49,261           192,240
----------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                               117,643,396       229,941,791
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
  Net investment income                                               (117,594,135)     (229,749,472)
  Net realized gains                                                       (49,261)         (192,240)
----------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                      (117,643,396)     (229,941,712)
----------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                                  18,473,278,332    28,851,117,846
  Net asset value of shares issued for reinvestment of dividends       121,960,560       210,032,108
  Cost of shares reacquired                                        (20,119,887,174)  (25,861,285,491)
----------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Fund Share Transactions                                          (1,524,648,282)    3,199,864,463
----------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                   (1,524,648,282)    3,199,864,542
NET ASSETS:
  Beginning of year                                                  5,117,382,719     1,917,518,177
----------------------------------------------------------------------------------------------------
  End of year                                                     $  3,592,734,437  $  5,117,382,719
----------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

23 Smith Barney Institutional Cash Management Fund, Inc.  | 2002 Annual Report
                                to Shareholders

                                                        For the Years Ended May 31,
Government Portfolio                                       2002             2001
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                               $    11,157,894  $    15,587,030
 Net realized gain                                            14,324            3,890
--------------------------------------------------------------------------------------
 Increase in Net Assets From Operations                   11,172,218       15,590,920
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
 Net investment income                                   (11,157,894)     (15,587,030)
 Net realized gains                                          (14,324)          (3,890)
--------------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to
   Shareholders                                          (11,172,218)     (15,590,920)
--------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
 Net proceeds from sale of shares                      2,436,984,795    1,972,724,010
 Net asset value of shares issued for reinvestment
   of dividends                                           11,009,570       14,584,760
 Cost of shares reacquired                            (2,251,424,509)  (1,754,319,090)
--------------------------------------------------------------------------------------
 Increase in Net Assets From Fund Share Transactions     196,569,856      232,989,680
--------------------------------------------------------------------------------------
Increase in Net Assets                                   196,569,856      232,989,680
NET ASSETS:
 Beginning of year                                       367,136,772      134,147,092
--------------------------------------------------------------------------------------
 End of year                                         $   563,706,628  $   367,136,772
--------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

24  Smith Barney Institutional Cash Management Fund, Inc.  | 2002 Annual Report
                                to Shareholders

                                                        For the Years Ended May 31,
Municipal Portfolio                                        2002             2001
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                               $    19,644,888  $    17,396,446
 Net realized gain                                           156,736            2,478
--------------------------------------------------------------------------------------
 Increase in Net Assets From Operations                   19,801,624       17,398,924
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
 Net investment income                                   (19,646,384)     (17,395,821)
--------------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to
   Shareholders                                          (19,646,384)     (17,395,821)
--------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
 Net proceeds from sale of shares                      3,649,415,868    2,947,023,232
 Net asset value of shares issued for reinvestment
   of dividends                                           19,487,896       14,893,469
 Cost of shares reacquired                            (3,142,434,827)  (2,135,930,557)
--------------------------------------------------------------------------------------
 Increase in Net Assets From Fund Share Transactions     526,468,937      825,986,144
--------------------------------------------------------------------------------------
Increase in Net Assets                                   526,624,177      825,989,247
NET ASSETS:
 Beginning of year                                       907,814,538       81,825,291
--------------------------------------------------------------------------------------
 End of year                                         $ 1,434,438,715  $   907,814,538
--------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

25 Smith Barney Institutional Cash Management Fund, Inc.  | 2002 Annual Report
                                to Shareholders

 NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies

Smith Barney Institutional Cash Management Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of three separate investment portfolios ("Portfolios"): Cash Portfolio, Government Portfolio and Municipal Portfolio.

The significant accounting policies consistently followed by the Portfolios are: (a) transactions in money market instruments and government obligations are accounted for on trade date; (b) the Portfolios use the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income is recorded on an accrual basis; (d) expenses are charged to each Portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (e) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At May 31, 2002, reclassifications were made to the capital accounts of the Cash, Government and Municipal Portfolios to reflect permanent book/tax differences and income and tax regulations. Accordingly, a portion of undistributed net investment income amounting to $1,496 and a portion of accumulated net realized gains amounting to $166,386 was reclassified to paid-in capital for the Municipal Portfolio. Net investment income, net realized gains and net assets were not affected by these changes;
(f) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (g) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.


 26 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report
                                to Shareholders

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager of the Fund. As compensation for its services, each Portfolio pays SBFM a management fee calculated at an annual rate of 0.27% of the average daily net assets of each Portfolio. This fee is calculated daily and paid monthly.

For the year ended May 31, 2002, SBFM waived management fees of $3,252,809, $465,827 and $1,003,485 for the Cash, Government and Municipal Portfolios, respectively.

Travelers Bank & Trust, fsb. ("TB&T"), another subsidiary of Citigroup, acts as the Portfolios' transfer agent. PFPC Global Fund Services ("PFPC") acts as the Portfolios' sub-transfer agent. TB&T receives account fees and asset-based fees that vary according to account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by TB&T. For the year ended May 31, 2002, the Cash, Government and Municipal Portfolios paid transfer agent fees of $788,956, $89,643 and $196,120, respectively, to TB&T.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the Portfolio's distributor. In addition, SSB acts as the primary broker for the Portfolios' agency transactions. Certain other broker-dealers, continue to sell Portfolio shares to the public as members of the selling group.

Pursuant to a Distribution Plan, each Portfolio pays a service fee with respect to its Class B shares calculated at an annual rate of 0.25% of the average daily net assets of each Portfolio's Class B shares. For the year ended May 31, 2002, there were no Distribution Plan fees incurred.

All officers and one Director of the Fund are employees of Citigroup or its affiliates.


 27 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report
                                to Shareholders

3. Dividends, Exempt-Interest Dividends and Other Distributions

Each Portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Portfolio's shares on the payable date.

Furthermore, Municipal Portfolio intends to satisfy conditions that will enable interest from municipal securities, which are exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Repurchase Agreements

The Portfolios purchases, and its custodian takes possession of, U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolios require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Capital Shares

At May 31, 2002, the Fund had 75,000,000,000 shares of capital stock authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares within the Portfolios. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.


 28 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report
                                to Shareholders

Transactions in shares of each class were as follows:

                                            Year Ended       Year Ended
                                           May 31, 2002     May 31, 2001
     ---------------------------------------------------------------------
     Cash Portfolio
     Shares sold                          18,473,278,332   28,851,117,846
     Shares issued on reinvestment           121,960,560      210,032,108
     Shares reacquired                   (20,119,880,852) (25,861,285,491)
     --------------------------------------------------------------------
     Net Increase (Decrease)              (1,524,641,960)   3,199,864,463
     --------------------------------------------------------------------
     Government Portfolio
     Shares sold                           2,436,984,795    1,972,724,010
     Shares issued on reinvestment            11,009,570       14,584,760
     Shares reacquired                    (2,251,420,445)  (1,754,319,090)
     --------------------------------------------------------------------
     Net Increase                            196,573,920      232,989,680
     --------------------------------------------------------------------
     Municipal Portfolio
     Shares sold                           3,649,415,868    2,947,023,232
     Shares issued on reinvestment            19,487,896       14,893,469
     Shares reacquired                    (3,142,434,127)  (2,135,930,557)
     --------------------------------------------------------------------
     Net Increase                            526,469,637      825,986,144
     --------------------------------------------------------------------


 29 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report
                                to Shareholders

 FINANCIAL HIGHLIGHTS



For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

                                                             Class A Shares
                                              ---------------------------------------------
Cash Portfolio                                  2002     2001    2000/(1)/    1999     1998
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year             $1.00    $1.00     $1.00      $1.00    $1.00
------------------------------------------------------------------------------------------
 Net investment income/(2)/                    0.026    0.060     0.055      0.051    0.055
 Distributions from net investment income     (0.026)  (0.060)   (0.055)    (0.051)  (0.055)
 Distributions from net realized gains        (0.000)* (0.000)*  (0.000)*   (0.000)* (0.000)*
------------------------------------------------------------------------------------------
Net Asset Value, End of Year                   $1.00    $1.00     $1.00      $1.00    $1.00
------------------------------------------------------------------------------------------
Total Return                                    2.59%    6.13%     5.60%      5.23%    5.58%
------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)            $3,593   $5,117    $1,918     $1,057     $848
------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(2)(3)/                               0.23%    0.23%     0.23%      0.23%    0.23%
 Net investment income                          2.53     5.85      5.56       5.07     5.43
------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The manager has waived a portion of its fees for the Portfolio for the years ended May 31, 2002, 2001, 2000, 1999 and 1998. If the manager had not agreed to the fee waiver, the per share effect on net investment income and the actual ratio of expenses to average net assets for Class A shares would have been:


              Per Share Decrease to                     Expense Ratio
              Net Investment Income                  Without Fee Waiver
        ----------------------------------      ----------------------------
         2002    2001    2000    1999    1998   2002   2001   2000   1999   1998
        ------  ------  ------  ------  ------  ----   ----   ----   ----   ----
Class A $0.001  $0.001  $0.001  $0.001  $0.001  0.31%  0.33%  0.29%  0.31%  0.35%

(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.
 * Amount represents less than $0.001 per share.



 30 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report
                                to Shareholders

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

                                                          Class A Shares
                                            ------------------------------------------
Government Portfolio                          2002     2001   2000/(1)/  1999    1998
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $1.00    $1.00     $1.00    $1.00   $1.00
-------------------------------------------------------------------------------------
  Net investment income/(2)/                 0.024    0.058     0.053    0.049   0.053
  Distributions from net investment income  (0.024)  (0.058)   (0.053)  (0.049) (0.053)
  Distributions from net realized gains     (0.000)* (0.000)*      --       --      --
-------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $1.00    $1.00     $1.00    $1.00   $1.00
-------------------------------------------------------------------------------------
Total Return                                  2.42%    5.96%     5.41%    5.05%   5.46%
-------------------------------------------------------------------------------------
Net Assets, End of Year (millions)            $564     $367      $134     $146     $88
-------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)(3)/                            0.23%    0.23%     0.23%    0.23%   0.23%
  Net investment income                       2.18     5.65      5.26     4.86    5.33
-------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The manager has waived a portion of its fees for the Portfolio for the years ended May 31, 2002, 2001, 2000, 1999 and 1998. If the manager had not agreed to the fee waiver, the per share effect on net investment income and the actual ratio of expenses to average net assets for Class A shares would have been:


              Per Share Decrease to                     Expense Ratio
              Net Investment Income                  Without Fee Waiver
        ----------------------------------      ----------------------------
         2002    2001    2000    1999    1998   2002   2001   2000   1999   1998
        ------  ------  ------  ------  ------  ----   ----   ----   ----   ----
Class A $0.001  $0.002  $0.001  $0.002  $0.002  0.32%  0.38%  0.32%  0.42%  0.39%

(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.
 * Amount represents less than $0.001 per share.



 31 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report
                                to Shareholders

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

                                                          Class A Shares
                                            ------------------------------------------
Municipal Portfolio                          2002    2001    2000/(1)/   1999     1998
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $1.00   $1.00    $1.00      $1.00   $1.00
-------------------------------------------------------------------------------------
  Net investment income/(3)/                 0.019   0.038    0.034      0.031   0.035
  Distributions from net investment income  (0.019) (0.038)  (0.034)    (0.031) (0.035)
  Distributions from net realized gains         --      --   (0.000)*       --  (0.000)*
-------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $1.00   $1.00    $1.00      $1.00   $1.00
-------------------------------------------------------------------------------------
Total Return                                  1.86%   3.83%    3.48%      3.18%   3.56%
-------------------------------------------------------------------------------------
Net Assets, End of Year (millions)          $1,434    $908      $82       $312     $86
-------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)(3)/                            0.23%   0.23%    0.23%      0.23%   0.23%
  Net investment income                       1.76    3.63     3.35       3.09    3.50
-------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The manager has waived a portion of its fees for the Portfolio for the years ended May 31, 2002, 2001, 2000, 1999 and 1998. If the manager had not agreed to the fee waiver and the expense reimbursement, the per share effect on net investment income and the actual ratio of expenses to average net assets for Class A shares would have been:


              Per Share Decrease to                 Expense Ratio Without
              Net Investment Income             Fee Waiver and Reimbursement
        ----------------------------------      ----------------------------
         2002    2001    2000    1999    1998   2002   2001   2000   1999   1998
        ------  ------  ------  ------  ------  ----   ----   ----   ----   ----
Class A $0.001  $0.001  $0.001  $0.002  $0.001  0.32%  0.35%  0.34%  0.39%  0.41%

(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.
 *  Amount represents less than $0.001 per share.




 32 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report
                                to Shareholders

 INDEPENDENT AUDITORS' REPORT


The Shareholders and Board of Directors of
Smith Barney Institutional Cash Management Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Cash, Government and Municipal Portfolios ("Portfolios") of Smith Barney Institutional Cash Management Fund, Inc. ("Fund") as of May 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios as of May 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                             /s/ KPMG LLP
New York, New York
July 10, 2002



33 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report
                                 to Shareholders

 ADDITIONAL INFORMATION (UNAUDITED)



Information about Directors and Officers

The business and affairs of the Cash Portfolio, Government Portfolio and Municipal Portfolio ("Portfolios") are managed under the direction of the Smith Barney Institutional Cash Management Fund, Inc. ("Investment Company") Board of Directors. Information pertaining to the Directors and Officers of the Investment Company is set forth below. The Statement of Additional Information includes additional information about Investment Company Directors and is available, without charge, upon request by calling the Investment Company's transfer agent (Travelers Bank & Trust, fsb. at 1-800-451-2010).

                                                                      Number of
                                                                     Investment
                                      Term of                         Companies
                                    Office* and      Principal       in the Fund     Other
                        Position(s)   Length       Occupation(s)       Complex   Directorships
     Name, Address       Held with    of Time       During Past      Overseen by    Held by
        and Age            Fund       Served        Five Years        Director     Director
----------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS:

Paul R. Ades             Director      Since    Law Firm Paul R.         5           None
Paul R. Ades, PLLC                     1995     Ades, PLLC; Partner
181 West Main Street                            in Law Firm of
Suite C                                         Murov & Ades,
Babylon, NY 11702                               Esqs.
Age 61

Herbert Barg             Director      Since    Retired                  16          None
1460 Drayton Lane                      1994
Wynnewood, PA 19096
Age 78

Dwight B. Crane          Director      Since    Professor, Harvard       23          None
Harvard Business School                1995     Business School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 64

Frank G. Hubbard         Director      Since    President of Avatar      5           None
87 Whittredge Road                     1995     International;
Summit, NJ 07901                                Partner
Age 64                                          S&S Industries

Jerome H. Miller         Director      Since    Retired                  5           None
27 Hemlock Road                        1995
Manhasset, NY 11030
Age 63

Ken Miller               Director      Since    President of Young       5           None
Young Stuff Apparel                    1995     Stuff Apparel Group,
Group, Inc.                                     Inc.
1407 Broadway,
6th Floor Suite 610
New York NY 10018
Age 60



 34 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report
                                to Shareholders

                                                                              Number of
                                                                              Investment
                                                                              Companies
                                                                                in the
                                           Term of                               Fund
                                         Office* and        Principal          Complex         Other
                         Position(s)       Length         Occupation(s)        Overseen    Directorships
  Name, Address           Held with        of Time         During Past            by          Held by
     and Age                Fund           Served          Five Years          Director      Director
-------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR:

Heath B. McLendon      President and        Since      Managing Director          74           None
SSB                    Chief Executive      1995       of Salomon Smith
125 Broad Street       Officer                         Barney Inc. ("SSB");
9th Floor                                              President and
New York, NY 10004                                     Director of Smith
Age 69                                                 Barney Fund
                                                       Management LLC
                                                       ("SBFM") and
                                                       Travelers Investment
                                                       Adviser, Inc.
                                                       ("TIA"); Director of
                                                       The Travelers
                                                       Investment
                                                       Management
                                                       Company

--------
* Directors are elected until the Investment Company's next annual meeting and until their successors are elected and qualified.

OFFICERS:

Lewis E. Daidone       Senior Vice          Since      Managing Director         N/A           N/A
SSB                    President and        1995       of SSB; Chief
125 Broad Street,      Chief                           Financial Officer of
11th Floor             Administrative                  Smith Barney
New York, NY 10004     Officer                         Mutual Funds;
Age 44                                                 Director and Senior
                                                       Vice President of
                                                       SBFM and TIA

Richard L. Peteka      Chief                Since      Director and Head         N/A           N/A
SSB                    Financial            2002       of Internal Control
125 Broad Street       Officer and                     for Citigroup Asset
11th Floor             Treasurer                       Management U.S.
New York, NY 10004                                     Mutual Fund
Age 40                                                 Administration from
                                                       1999-2002; Vice
                                                       President, Head of
                                                       Mutual Fund
                                                       Administration and
                                                       Treasurer at
                                                       Oppenheimer
                                                       Capital from 1996-
                                                       1999

Joseph P. Deane        Vice President       Since      Managing Director         N/A           N/A
333 West 34 Street     and                  1999       of SSB and
SSB                    Investment                      Investment Officer
New York, NY 10001     Officer                         of SBFM
Age 53

Martin R. Hanley       Vice President       Since      Managing Director         N/A           N/A
SSB                    and                  1996       of SSB and
333 West 34 Street     Investment                      Investment Officer
New York, NY 10001     Officer                         of SBFM
Age 36


 35 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report
                                to Shareholders

                                                                  Number of
                                                                  Investment
                                                                  Companies
                                                                    in the
                                      Term of                        Fund
                                     Office and     Principal      Complex       Other
                         Position(s)   Length     Occupation(s)    Overseen  Directorships
     Name, Address        Held with   of Time      During Past        by        Held by
        and Age             Fund       Served      Five Years      Director    Director
------------------------------------------------------------------------------------------

Kaprel Ozsolak           Controller    Since    Vice President of    N/A          N/A
SSB                                    2002     SSB
125 Broad Street
9th Floor
New York, NY 10004
Age 36

Christina T. Sydor       Secretary     Since    Managing Director    N/A          N/A
SSB                                    1995     of SSB; General
300 First Stamford Place                        Counsel and
4th Floor                                       Secretary of SBFM
Stamford, CT 06902                              and TIA
Age 51

 TAX INFORMATION (UNAUDITED)

For Federal tax purposes the Fund hereby designates for the fiscal year ended May 31, 2002:

   . 100.00% of the dividends paid by the Municipal Portfolio from net investment income as tax-exempt for regular Federal income tax purposes.

   . A total of 42.75% of the dividends paid by the Government Portfolio from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.

   . A total of 0.38% of the dividends paid by the Cash Portfolio from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.


 36 Smith Barney Institutional Cash Management Fund, Inc. | 2002 Annual Report
                                to Shareholders

                                  SMITH BARNEY
                               INSTITUTIONAL CASH
                             MANAGEMENT FUND, INC.



              DIRECTORS               INVESTMENT
              Paul R. Ades            MANAGER
              Herbert Barg            Smith Barney Fund
              Dwight B. Crane          Management LLC
              Frank G. Hubbard
              Heath B. McLendon,      DISTRIBUTOR
              Chairman                Salomon Smith Barney Inc.
              Jerome Miller
              Ken Miller              CUSTODIAN
                                      State Street Bank and
              John F. White, Emeritus  Trust Company

              OFFICERS                TRANSFER AGENT
              Heath B. McLendon       Travelers Bank & Trust, fsb.
              President and           125 Broad Street, 11th Floor
              Chief Executive Officer New York, New York 10004

              Lewis E. Daidone        SUB-TRANSFER AGENT
              Senior Vice President   PFPC Global Fund Services
              and Chief               P.O. Box 9699
              Administrative Officer  Providence, Rhode Island
                                      02940-9699
              Richard L. Peteka
              Chief Financial Officer
              and Treasurer

              Joseph P. Deane
              Vice President and
              Investment Officer

              Martin R. Hanley
              Vice President and
              Investment Officer

              Kaprel Ozsolak
              Controller

              Christina T. Sydor
              Secretary

  Smith Barney Institutional Cash Management Fund, Inc.


  This report is submitted for the general information of the shareholders of Smith Barney Institutional Cash Management Fund, Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after August 31, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY INSTITUTIONAL CASH
  MANAGEMENT FUND, INC.
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

  www.smithbarney.com/mutualfunds


 [LOGO] Salomon Smith Barney
        A member of citigroup

 Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

 FD2405 7/02